Share-Based Compensation - Schedule of Non-Vested Share Option Activity (Details) - Share Option Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Non-vested, beginning	6,808,475
Weighted Average Grant-Date Fair Value Non-vested, beginning	$ 5.21
Options Non-vested Granted	833,889	3,549,705	3,301,855
Weighted Average Grant-Date Fair Value Non-vested, Granted	$ 9.67
Options Non-vested Vested	(4,144,539)
Weighted Average Grant-Date Fair Value Non-vested, Vested	$ 4.9
Options Non-vested Cancelled/forfeited	(521,172)
Weighted Average Grant-Date Fair Value Non-vested, Cancelled/forfeited	$ 6.24
Options Non-vested, ending	2,976,656	6,808,475
Weighted Average Grant-Date Fair Value Non-vested, ending	$ 6.72	$ 5.21